SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1) - Stock options [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Stock options exercisable	2,208,000
Stock Options Outstanding	3,483,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 2 months 23 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 5 months 9 days
Stock options exercisable	2,208,000
September 2, 2021 [Member]
Statement [Line Items]
Expiry Date	Sep. 02, 2021
Stock options exercisable	360,000
Exercise Price | $ / shares	$ 2.95
Stock Options Outstanding	360,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	8 months 1 day
Weighted Average Remaining Contractual Life (Years), stock options exercisable	8 months 1 day
September 20, 2022 [Member]
Statement [Line Items]
Expiry Date	Sep. 20, 2022
Stock options exercisable	880,000
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	880,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	1 year 8 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	1 year 8 months 19 days
August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock options exercisable	295,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	295,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 7 months 28 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 7 months 28 days
August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock options exercisable	248,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	248,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 7 months 21 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 7 months 21 days
August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock options exercisable	425,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,700,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	4 years 7 months 2 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	4 years 7 months 2 days